Vanguard® International Value Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.4%)
Australia (1.1%)
	South32 Ltd.	28,723,110	58,979
*	James Hardie Industries plc	1,217,171	40,910
	QBE Insurance Group Ltd.	2,823,596	36,446
			136,335
Belgium (0.5%)
	KBC Group NV	772,983	59,294
Brazil (1.4%)
	Lojas Renner SA	31,708,490	74,062
[1]	Banco Bradesco SA ADR	18,002,524	37,985
	Odontoprev SA	9,623,600	18,608
	Banco do Brasil SA	3,842,900	18,202
	Ambev SA	8,499,249	16,143
	TOTVS SA	1,582,800	9,225
			174,225
Canada (3.1%)
	Nutrien Ltd.	1,853,160	95,645
	Suncor Energy Inc.	1,816,323	68,149
	Magna International Inc.	1,593,254	63,167
	Gildan Activewear Inc.	1,204,301	62,106
*	CAE Inc.	2,360,700	55,665
	North West Co. Inc.	1,114,311	35,607
			380,339
China (6.9%)
	Tencent Holdings Ltd.	3,688,553	194,074
	Ping An Insurance Group Co. of China Ltd. Class H	23,064,500	129,869
	Li Ning Co. Ltd.	54,254,000	112,193
	Alibaba Group Holding Ltd.	8,258,100	101,298
	China Overseas Land & Investment Ltd.	40,637,133	64,768
	Gree Electric Appliances Inc. of Zhuhai Class A	8,025,824	49,782
*	Trip.com Group Ltd. ADR	700,273	49,138
	Contemporary Amperex Technology Co. Ltd. Class A	1,123,930	40,073
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,104,300	35,515
	Alibaba Group Holding Ltd. ADR	322,942	31,919
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	46,616,000	29,093
			837,722
Denmark (0.7%)
	Novo Nordisk A/S Class B	968,281	81,747
Egypt (0.3%)
	Commercial International Bank - Egypt (CIB) (Registered) GDR	22,839,388	33,605
Finland (1.6%)
	Nokia OYJ	20,115,499	94,854
	Sampo OYJ Class A	1,140,982	47,100
	Neste OYJ	2,489,914	31,550
	Nokian Renkaat OYJ	1,842,153	15,331
			188,835
France (10.3%)
	Kering SA	974,417	255,091
	STMicroelectronics NV	5,548,248	123,953
	Air Liquide SA	588,165	102,742
	Accor SA	1,633,993	84,003
	LVMH Moet Hennessy Louis Vuitton SE	112,509	82,290
	Bureau Veritas SA	2,507,667	78,369
	Pernod Ricard SA	640,548	73,156
	Airbus SE	420,406	72,718
	TotalEnergies SE	1,196,196	69,298
	Capgemini SE	369,229	67,095
	Thales SA	407,555	65,973

		Shares	Market Value ($000)
	Engie SA	3,790,887	62,580
	Societe Generale SA	1,310,528	42,422
	ArcelorMittal SA	1,533,945	38,234
	Teleperformance SE	340,043	31,842
			1,249,766
Germany (6.8%)
	BASF SE	2,913,014	140,342
	SAP SE	336,910	92,844
	Fresenius Medical Care AG	1,717,640	85,323
	MTU Aero Engines AG	212,170	72,480
	Siemens AG (Registered)	284,305	60,948
	Henkel AG & Co. KGaA	760,020	58,710
	adidas AG	202,901	53,497
	Continental AG	675,521	48,011
	Merck KGaA	282,426	42,633
*	Fresenius SE & Co. KGaA	1,071,944	41,019
[2]	Siemens Healthineers AG	674,265	38,269
	Bayerische Motoren Werke AG	421,290	34,213
	Bayer AG (Registered)	1,092,914	24,456
	Puma SE	684,289	21,473
	FUCHS SE	509,498	17,377
			831,595
Greece (0.6%)
	Piraeus Financial Holdings SA	16,002,442	72,402
Hong Kong (4.7%)
	AIA Group Ltd.	22,738,043	159,852
*	Sands China Ltd.	44,383,600	106,699
	Techtronic Industries Co. Ltd.	6,980,000	93,875
	Jardine Matheson Holdings Ltd.	1,349,570	54,361
	Xinyi Glass Holdings Ltd.	49,977,611	46,258
*	Melco Resorts & Entertainment Ltd. ADR	6,007,896	35,507
	Galaxy Entertainment Group Ltd.	7,365,000	32,049
	Sun Hung Kai Properties Ltd.	3,275,000	29,276
	CK Asset Holdings Ltd.	3,309,500	13,829
			571,706
India (2.6%)
	HDFC Bank Ltd.	3,955,045	77,414
	ICICI Bank Ltd. ADR	2,462,344	70,595
	UPL Ltd.	7,970,854	55,408
	Adani Ports & Special Economic Zone Ltd.	4,243,584	53,605
	HDFC Bank Ltd. ADR	606,659	36,788
	Zee Entertainment Enterprises Ltd.	18,099,730	21,950
			315,760
Indonesia (1.1%)
	Astra International Tbk. PT	162,745,400	47,820
	Bank Mandiri Persero Tbk. PT	124,666,500	45,805
	Selamat Sempurna Tbk. PT	164,317,700	17,792
	Telkom Indonesia Persero Tbk. PT ADR	1,099,596	17,616
			129,033
Ireland (2.1%)
[1]	Ryanair Holdings plc ADR	3,787,581	176,842
*	ICON plc	221,279	44,052
	CRH plc	327,325	32,415
			253,309
Italy (0.9%)
	Eni SpA	4,100,507	57,729
	Brembo NV	5,116,123	49,809
			107,538
Japan (12.7%)
	Nidec Corp.	9,980,400	172,377
	Nihon Kohden Corp.	5,562,700	79,404
	Denso Corp.	5,651,800	78,212
	Nitto Denko Corp.	3,952,600	70,116
	Omron Corp.	2,116,510	69,823
	Makita Corp.	2,294,200	67,845
	Mizuho Financial Group Inc.	2,428,400	66,868

		Shares	Market Value ($000)
	Kubota Corp.	5,169,400	64,841
	FANUC Corp.	2,112,300	62,929
	Hoya Corp.	457,000	61,369
	Daikin Industries Ltd.	503,400	59,130
	MISUMI Group Inc.	3,660,200	58,584
	Toyota Motor Corp.	2,927,900	55,541
	Nomura Research Institute Ltd.	1,557,300	52,617
	Kobe Steel Ltd.	4,885,700	52,020
	Nitori Holdings Co. Ltd.	436,400	51,104
	Recruit Holdings Co. Ltd.	669,800	46,747
	Shin-Etsu Chemical Co. Ltd.	1,440,000	44,643
	Mitsui Fudosan Co. Ltd.	4,527,700	40,866
	Keyence Corp.	94,200	40,573
	Seria Co. Ltd.	2,216,100	38,041
	Tokyo Electron Ltd.	223,100	37,633
	Suzuki Motor Corp.	3,090,100	36,977
[1]	Kokusai Electric Corp.	2,315,300	35,754
	Ain Holdings Inc.	1,051,800	31,737
	Marubeni Corp.	2,089,000	31,058
	Renesas Electronics Corp.	2,033,800	27,242
	Resona Holdings Inc.	1,205,200	8,946
			1,542,997
Malaysia (0.4%)
	Westports Holdings Bhd.	47,213,800	48,491
Mexico (0.5%)
	Grupo Financiero Banorte SAB de CV	8,102,900	55,995
Netherlands (3.3%)
	ASML Holding NV	90,909	67,251
	Koninklijke Vopak NV	1,364,411	62,628
	Universal Music Group NV	2,147,601	59,902
	IMCD NV	360,122	56,395
	ING Groep NV	2,417,724	40,185
	Aegon Ltd.	5,659,091	36,945
	SBM Offshore NV	1,717,310	32,083
	ASM International NV	51,279	29,751
[2]	ABN AMRO Bank NV	979,952	16,437
			401,577
Norway (0.8%)
	Bakkafrost P/F	921,037	52,505
	Equinor ASA	1,751,608	42,185
			94,690
Panama (0.9%)
	Copa Holdings SA Class A	1,228,136	114,487
Philippines (0.3%)
	Puregold Price Club Inc.	56,333,500	23,824
	Universal Robina Corp.	16,683,870	17,355
			41,179
Singapore (2.2%)
	United Overseas Bank Ltd.	4,121,600	113,301
	Venture Corp. Ltd.	6,585,900	61,120
	DBS Group Holdings Ltd.	1,776,970	58,164
	Sembcorp Industries Ltd.	9,668,440	39,548
			272,133
South Korea (2.6%)
	SK Hynix Inc.	898,806	121,006
	Hyundai Mobis Co. Ltd.	396,107	71,479
[2]	Samsung Electronics Co. Ltd. GDR	74,709	66,860
	Shinhan Financial Group Co. Ltd.	899,350	31,328
	Samsung Electronics Co. Ltd.	572,385	20,442
			311,115
Spain (1.6%)
	Banco Santander SA	17,602,140	90,202
	Banco Bilbao Vizcaya Argentaria SA	6,601,419	75,157

	Shares	Market Value ($000)
Bankinter SA	3,703,227	31,552
		196,911
Sweden (2.2%)
Boliden AB	3,506,738	105,326
Assa Abloy AB Class B	2,497,176	76,504
Hexagon AB Class B	3,978,592	46,063
Epiroc AB Class A	2,267,195	43,205
		271,098
Switzerland (5.4%)
Roche Holding AG	602,518	189,415
UBS Group AG (Registered)	3,333,642	117,543
Sandoz Group AG	2,390,422	114,447
Novartis AG (Registered)	763,440	79,914
ABB Ltd. (Registered)	1,417,388	77,180
Cie Financiere Richemont SA (Registered) Class A	293,298	56,700
Julius Baer Group Ltd.	208,544	14,653
		649,852
Taiwan (2.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	7,824,000	261,111
United Kingdom (13.4%)
RELX plc	2,522,530	125,260
Unilever plc	2,150,736	123,188
Smith & Nephew plc	8,838,341	112,080
HSBC Holdings plc (XHKG)	10,576,800	109,485
Prudential plc	13,141,080	109,359
Compass Group plc	2,756,611	94,977
HSBC Holdings plc	8,603,307	89,854
Croda International plc	2,089,310	86,057
IMI plc	3,428,070	84,819
Berkeley Group Holdings plc	1,599,396	76,523
Experian plc	1,396,803	68,806
GSK plc	3,585,041	62,450
Weir Group plc	2,019,550	60,245
London Stock Exchange Group plc	403,783	60,086
Smiths Group plc	2,107,480	53,678
RS Group plc	5,649,665	45,456
Renishaw plc	931,736	41,449
Travis Perkins plc	4,674,692	41,132
Centrica plc	21,152,679	37,176
3i Group plc	729,087	35,028
Diploma plc	535,123	29,963
Kingfisher plc	9,860,145	29,955
Whitbread plc	775,797	26,910
easyJet plc	2,644,536	16,704
		1,620,640
United States (1.4%)
Aon plc Class A	266,111	98,680
Chubb Ltd.	146,036	39,704
Smurfit WestRock plc	604,517	32,044
		170,428
Vietnam (0.9%)
Phu Nhuan Jewelry JSC	14,233,900	55,229
Vietnam Dairy Products JSC	21,028,900	52,102
		107,331
Total Common Stocks (Cost $10,382,993)		11,583,246
Preferred Stocks (1.5%)
Itau Unibanco Holding SA Preference Shares	10,789,100	62,419
FUCHS SE Preference Shares	1,218,585	55,388
Gerdau SA Preference Shares	14,370,552	42,344
Jungheinrich AG Preference Shares	865,790	22,377
Total Preferred Stocks (Cost $182,165)		182,528

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[3,4]	Vanguard Market Liquidity Fund (Cost $353,826)	4.371%	3,539,618	353,926
Total Investments (99.8%) (Cost $10,918,984)				12,119,700
Other Assets and Liabilities—Net (0.2%)				18,643
Net Assets (100%)				12,138,343
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,839,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $121,566,000, representing 1.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $16,596,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2025	811	96,124	(82)
MSCI Emerging Markets Index	March 2025	733	39,963	528
				446

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	3/19/25	EUR	4,775	USD	4,987	—	(24)
Toronto-Dominion Bank	3/19/25	EUR	736	USD	767	—	(2)
Royal Bank of Canada	3/19/25	USD	10,830	EUR	10,236	190	—
Deutsche Bank AG	3/19/25	USD	144	PLN	585	1	—
UBS AG	3/19/25	USD	249	SEK	2,713	4	—
						195	(26)
EUR—euro.
PLN—Polish zloty.
SEK—Swedish krona.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	863,430	32,044	—	895,474
Common Stocks—Other	494,872	10,192,900	—	10,687,772
Preferred Stocks	104,763	77,765	—	182,528
Temporary Cash Investments	353,926	—	—	353,926
Total	1,816,991	10,302,709	—	12,119,700

Derivative Financial Instruments
Assets
Futures Contracts[1]	528	—	—	528
Forward Currency Contracts	—	195	—	195
Total	528	195	—	723
Liabilities
Futures Contracts[1]	(82)	—	—	(82)
Forward Currency Contracts	—	(26)	—	(26)
Total	(82)	(26)	—	(108)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.